ACCOUNTS PAYABLE AND OTHER - Summary of Accounts Payable and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Accounts payable	$ 1,360	$ 1,403
Accrued and other liabilities	410	409
Lease liabilities	68	66
Financial liabilities	126	400
Work in progress	1,397	1,539
Provisions and decommissioning liabilities	355	335
Total current	3,716	4,152
Non-current:
Accounts payable	84	79
Accrued and other liabilities	520	750
Lease liabilities	401	440
Financial liabilities	1,787	2,043
Work in progress	1	23
Provisions and decommissioning liabilities	682	761
Total non-current	3,475	4,096
Net defined benefit liability	446	674
Current net defined benefit liability	14	16
Non-current net defined benefit liability	432	658
Financial liability recognized for proceeds received from sale and leaseback transaction	1,732	$ 1,847
Current financial liability recognized related to sale and leaseback of hospitals	66
Noncurrent financial liability recognized related to sale and leaseback of hospitals	$ 1,666
Liability risk rate	1.90%	1.70%
Liability inflation rate	3.00%	3.00%